Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net loss	$ (4,030,641)	$ (1,593,173)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	151,007	51,180
Amortization of investment premium	6,205	8,734
Stock-based compensation expense	1,129,960	438,395
Mark-to-market adjustment on warrant liability	679,325	(2,038,000)
Loss on disposal of fixed assets	16,885	453
Changes in operating assets and liabilities:
Restricted cash	(105,000)
Credit card holdback receivable	154,547	(202,388)
Accounts receivable	160,171	(356,177)
Accrued interest paid	5,907	(5,907)
Prepaid expense and other current assets	(108,009)	(22,554)
Security deposit	19,520	(1,335)
Accounts payable and accrued expenses and other current liabilities	(843,470)	960,266
Deferred rent	(23,421)	102,115
Deferred revenue	(614,177)	1,200,491
Accrued interest payable - related party		2,358
Net cash used in operating activities	(3,401,191)	(1,455,542)
Cash flows from investing activities:
Purchase of fixed assets	(137,978)	(540,591)
Redemption (purchase) of short-term investments	6,475,000	(6,489,937)
Repayment of notes receivable issued to employees	11,320
Issuance of notes receivable issued to employees and accrued interest	(38,233)	(138,803)
Net cash provided by (used in) investing activities	6,310,109	(7,169,331)
Cash flows from financing activities:
Proceeds from issuance of common stock and warrants		7,915,700
Proceeds from exercise of common stock warrants		88,125
Proceeds from exercise of stock options	50,850
Net cash provided by financing activities	50,850	8,003,825
Net increase (decrease) in cash and cash equivalents	2,959,768	(621,048)
Cash and cash equivalents at beginning of year	2,397,828	3,018,876
Cash and cash equivalents at end of period	5,357,596	2,397,828
Supplemental disclosure of cash flow information:
Cash paid for taxes and related interest	15,640	4,500
Supplemental disclosure of non-cash investing and financing activities:
Conversion of notes and accrued interest to common stock		$ 71,959